Revolving Credit Facility (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Debt Instrument [Line Items]
Long and short-term loans raised	$ 1,543.8	$ 1,167.9	$ 1,619.9	$ 1,312.3
Collateralized | $1 billion revolving credit facility
Debt Instrument [Line Items]
Long and short-term loans raised		483.0
Long and short-term loans repaid		(263.0)
Balance at end		$ 220.0